Net Revenue - Summary of Disaggregation of Revenue from Contracts with Customers by Geographical Location (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 TWD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 1,031,473.6
Taiwan [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	78,260.8
United States [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	632,821.5
China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	175,794.2
Europe Middle East and Africa [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	71,068.5
Japan [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	58,125.9
Other country [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 15,402.7